CONVERTIBLE DEBT (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2024	Mar. 27, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Convertible debts, beginning balance	$ 2,658
Convertible debts, ending balance	2,575		$ 2,658
Host Debentures [Member]
IfrsStatementLineItems [Line Items]
Convertible debts, beginning balance	2,499	$ 0	2,049
Convertible debt principal		2,208
Transactions costs		(159)
Interest accretion	183		394
Foreign exchange	(62)		56
Convertible debts, ending balance	2,620	2,049	2,499
Embedded Derivatives [Member]
IfrsStatementLineItems [Line Items]
Convertible debts, beginning balance	159	0	747
Convertible debt principal		747
Transactions costs		0
Change in fair value	(204)		(605)
Interest accretion	0		0
Foreign exchange	0		17
Convertible debts, ending balance	(45)	747	159
Total Derivatives [Member]
IfrsStatementLineItems [Line Items]
Convertible debts, beginning balance	2,658	0	2,796
Convertible debt principal		2,955
Transactions costs		(159)
Change in fair value	(204)		(605)
Interest accretion	183		394
Foreign exchange	(62)		73
Convertible debts, ending balance	$ 2,575	$ 2,796	$ 2,658